Report of Directors Corporate Governance	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Report Of Directors Corporate Governance [Abstract]
Disclosure of audited information included in report of directors corporate governance
Single figure of remuneration
(Audited)
The following table shows the single figure of total remuneration of each executive Director for 2020, together with comparative figures.

Single figure of remuneration
	Noel Quinn[1]		Ewen Stevenson
(£000)	2020	2019	2020	2019
Base salary[2]	1,266	503	738	719
Fixed pay allowance	1,700	695	950	950
Cash in lieu of pension	127	50	74	107
Taxable benefits[3]	186	41	12	16
Non-taxable benefits[3]	59	23	32	28
Total fixed	3,338	1,312	1,806	1,820
Annual incentive[4]	799	665	450	1,082
Notional returns[5]	17	—	—	—
Replacement award[6]	—	—	1,431	1,974
Total variable	816	665	1,881	3,056
Total fixed and variable	4,154	1,977	3,687	4,876
1    Noel Quinn succeeded John Flint as interim Group Chief Executive with effect from 5 August 2019 and was appointed permanently into the role on 17 March 2020. The remuneration included in the single figure table above for 2019 is in respect of his services provided as an executive Director for that year.
2    As outlined on page 272, the executive Directors each donated a quarter of their base salary for six months in 2020. The base salary shown in the single figure of remuneration is the gross salary before charitable donations.
3    Taxable benefits include the provision of medical insurance, accommodation, car and tax return assistance (including any associated tax due, where applicable). Non-taxable benefits include the provision of life assurance and other insurance cover.
4    Under the policy approved by shareholders, executive Directors can receive 50% of their annual incentive award in cash and the remaining 50% in immediately vested shares subject to a one-year retention period. As the executive Directors each decided not to take an annual cash bonus, the 2020 annual incentive is the amount after this waiver and will be delivered in immediately vested shares subject to a one-year retention period. The total annual incentives waived by the Group Chief Executive and Group Chief Financial Officer were £799,000 and £450,000, respectively.
5    'Notional returns' refers to the notional return on deferred cash for awards made in prior years. The deferred cash portion of the annual incentive granted in prior years includes a right to receive notional returns for the period between the grant date and vesting date, which is determined by reference to a rate of return specified at the time of grant. A payment of notional return is made annually and the amount is disclosed on a paid basis in the year in which the payment is made.
6    As set out in the 2018 Directors' remuneration report, in 2019 Ewen Stevenson was granted replacement awards to replace unvested awards, which were forfeited as a result of him joining HSBC. The awards, in general, match the performance, vesting and retention periods attached to the awards forfeited, and will be subject to any performance adjustments that would otherwise have been applied. The values included in the table for 2019 relate to Ewen Stevenson's 2015 and 2016 LTI awards granted by The Royal Bank of Scotland Group plc ('RBS') for performance years 2014 and 2015, respectively, and replaced with HSBC shares when Ewen Stevenson joined HSBC. These awards are not subject to further performance conditions and commenced vesting in March 2019. The total value is an aggregate of £1,121,308 for the 2015 LTI and £852,652 for the 2016 LTI. The 2016 LTI award value has been determined by applying the performance assessment outcome of 27.5% as disclosed in RBS's Annual Report and Accounts 2018 (page 70) to the maximum number of shares subject to performance conditions. Values in the table for 2020 relate to his 2017 LTI award granted by RBS for performance year 2016, which was determined by applying the performance assessment outcome of 56.25% as disclosed in RBS's Annual Report and Accounts 2019 (page 91) to the maximum number of shares subject to performance conditions. This resulted in a payout equivalent to 78.09% of the RBS award shares that were forfeited and replaced with HSBC shares. A total of 313,608 shares were granted in respect of his 2017 LTI replacement award at a share price of £6.643. The HSBC share price was £5.845 when the awards ceased to be subject to performance conditions, with no value attributable to share price appreciation.
Benefits
The values of the significant benefits in the single figure table are set out in the following table[1].

	Noel Quinn
(£000)	2020	2019
Insurance benefit (non-taxable)	51	—
Car and driver (UK and Hong Kong)	139	—
1    The value of benefits provided to Noel Quinn in 2019 were not deemed significant. The insurance and car benefits for Ewen Stevenson are not included in the above table as they were not deemed significant.

Personal measures for the Group Chief Executive and Group Chief Financial Officer
Objectives	Performance
Group Chief Executive Simplify the Group operating model
•As part of the Group transformation programme, we commenced work on 'organisation simplification and design' by defining roles with clear accountabilities and decision rights, simplifying and minimising matrix reporting and realising transformation objectives through the redesign of certain structures across businesses and functions.
•The programme successfully delivered all key milestones in 2020, including: the establishment of design principles to shape the future organisation model and structures; the creation of the Group Organisational Design Authority to drive consistent design thinking; the simplification of the Group Executive Committee and the introduction of a clear operating rhythm to increase discipline and focus on strategy and performance delivery; the redesign of the majority of top leadership structures; the definition of a consistent role taxonomy across business and functions; and the identification of reductions in FTEs and cost, principally at senior levels.

Group Chief Financial Officer •Deploy Cloud technologies in Global Finance function •Reduce Finance function costs and number of full-time equivalents
•The Finance on the Cloud programme will transform the way the Global Finance function operates by rationalising operational processes, automation of data production and providing faster delivery of comprehensive data to our internal and external stakeholders. The programme has progressed into the execution phase in 2020, with the programme design, scope and implementation approach approved.
•The first phase of implementation, which relates to the risk-weighted assets reporting process for our UK entities, was successfully implemented in November 2020. Execution plans are in place for the further extension of Cloud technologies within the UK pilot in 2021, followed by a global deployment.
•The target of reducing Finance function costs to $0.8bn was met, but the target number of full-time equivalent staff in the function was not achieved.

2017 long-term incentive performance
The 2017 LTI award was granted to Marc Moses (former Group Chief Risk Officer) and Iain Mackay (former Group Finance Director)[1].

Assessment of the LTI award in respect of 2017 (granted in 2018)
Measures (with weighting)	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Actual	Assessment	Outcome
Average return on equity (with CET1 underpin)[2] (20%)	9.0%	10.0%	11.0%	7.3%	0.0%	0.00%
Cost-efficiency ratio (20%)	60.0%	58.0%	55.5%	62.4%	0.0%	0.00%
Relative total shareholder return[3] (20%)	At median of peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	Rank 11th	0.0%	0.00%
Risk and compliance[4] (25%) •Achieve and sustain compliance with Global Financial Crime Compliance policies and procedures. •Achieve a sustainable adoption of Group operation risk management framework, along with its policies and practices. •Achieve and sustain delivery of global conduct outcomes and compliance with conduct of business regulatory obligations.	Performance assessed by the Committee based on a number of qualitative and quantitative inputs such as Group Financial Crime Risk assessment against Financial Crime Compliance objectives, outcome of assurance and audit reviews, and achievement of long-term Group objectives and priorities during the performance period, with input and approval from the Group Risk Committee.			65.0%	65.0%	16.25%
Strategy (15%)
Sustainable finance ($bn)[5]	30.0	34.0	37.0	93.0	100.0%	5.00%
Employee confidence[6]	65.0%	67.0%	70.0%	62.0%	0.0%	0.00%
Customer (based on customer recommendation in top five markets by revenue)	Improvement in recommendation in three of top five markets for WPB, CMB and GBM.	Improvement in recommendation in four of top five markets for WPB, CMB and GBM.	Improvement in recommendation in all of top five markets for WPB, CMB and GBM.	Improvement in three of top five markets	25.0%	1.25%
Total[7]						22.50%
1    Based on the scorecard outcome, 29,655 shares will vest with Iain Mackay and 86,491 shares will vest with Marc Moses (determined by pro-rating their awards for time in employment during the performance period of 1 January 2018 to 31 December 2020). The awards will vest in five equal annual instalments commencing in March 2021. Using the average daily closing share prices over the three months to 31 December 2020 of £3.604 the value of awards to vest with Iain Mackay and Marc Moses is £106,877 and £311,714, respectively.
2    Significant items are excluded from the profit attributable to ordinary shareholders of the company for the purpose of computing adjusted return on equity.
3    The peer group for the 2017 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, JPMorgan Chase & Co., Lloyds Banking Group, Standard Chartered and UBS Group.
4    The performance outcome was reviewed and approved by the Group Risk Committee taking into account evidence of progress made during the three-year performance period. Specifically, it noted a steady improvement in financial crime risk related audit outcomes, a significant reduction of overdue and re-opened high and medium risk assurance issues and stabilisation of the global residual risk for anti-money laundering, sanctions, and anti-bribery and corruption. The non-financial risk optimisation programme made significant progress during 2020 to demonstrate operational risk management maturity in areas of focus. There was also a steady improvement in conduct ratings with significant improvement seen in Global Banking and Markets since 2018. The Group Risk Committee also noted the need for ongoing enhancements in certain areas and the need for further improvement in approach to conduct management.
5    Assessed based on cumulative financing and investment made to develop clean energy, lower-carbon technologies and projects that contribute to the delivery of the Paris Agreement and the UN Sustainable Development Goals.
6    Assessed based on results of the latest employee Snapshot survey question, ‘I am seeing the positive impact of our strategy’.
7    Taking into consideration the overall performance of the Group using a number of internal and external measures, including profit before tax, RoTE, share price and total shareholder returns, the Committee considered that the scorecard outcomes reflected the performance achieved.
Long-term incentive awards
(Audited)
Long-term incentive in respect of 2020
After taking into account performance for 2020, the Committee decided to grant Noel Quinn and Ewen Stevenson LTI awards of £3,718,000 and £2,118,000, respectively. These awards will be subject to 'windfall gain' adjustments, as set out below. As the awards are not entitled to dividend equivalents in accordance with regulatory requirements, the number of shares to be awarded will be adjusted to reflect the expected dividend yield of the shares over the vesting period.
The 2020 LTI awards will have a three-year performance period starting 1 January 2021. During this period, performance will be assessed based on the 2020 LTI scorecard comprising four equally-weighted measures: two financial measures to incentivise value creation for our shareholders; a measure linked to our climate ambitions; and a measure for relative total shareholder return ('TSR').
RoTE was retained as a metric as it remains a key measure of our financial performance and how we generate returns that deliver value for our shareholders. Given the uncertainty from the economic impact of the Covid-19 outbreak, the Committee determined it was most appropriate to assess RoTE at the end of the performance period. This element of the award will continue to be subject to a CET1 underpin.
Capital reallocation to Asia was added as a new metric as this is one of the key levers of our strategy and business transformation plan. This measure will be assessed based on the share of Group tangible equity allocated to Asia at the end of the performance period and is also subject to the CET1 underpin.
The environment and sustainability scorecard measure was added to align to our new climate ambition. Announced in October 2020, we set out how we aim to bring carbon emissions in our own operations to net zero by 2030 and support our customers in the transition to a more sustainable future with financing, facilitation and investments of $750bn to $1tn over the same time period. Scorecard targets are linked to this climate ambition and performance will be assessed based on the reduction in our carbon footprint and the financing we provide to our clients in their net zero transition.
Relative TSR was retained as a metric in the scorecard as it rewards executive Directors based on comparison of the total shareholder return performance of the Group and a relevant peer group. No changes were made to the peer group used for this purpose. Given the planned strategic shifts in our geographical and business mix, notably future growth investment in Asia and wealth business, we will review our peer group for any relative TSR measure to be used for the 2021 LTI scorecard. The updated peer group will be set out in the Annual Report and Accounts 2021.
The LTI continues to be subject to a risk and compliance modifier, which gives the Committee the discretion to adjust down the overall scorecard outcome to ensure that the Group operates soundly when achieving its financial targets. For this purpose, the Committee will receive information including any risk metrics outside of tolerance for a significant period of time and any risk management failures that have resulted in significant customer detriment, reputational damage and/or regulatory censure.
To the extent performance conditions are satisfied at the end of the three-year performance period, the awards will vest in five equal annual instalments commencing from around the third anniversary of the grant date. On vesting, shares equivalent to the net number of shares that have vested (after those sold to cover any income tax and social security payable) will be held for a retention period of up to one year, or such period as required by regulators.

Performance conditions for LTI awards in respect of 2020
Measures		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE (with CET1 underpin)[1]		8.0%	9.0%	10.0%	25.0
Capital reallocation to Asia (with CET1 underpin)[2]		45.0%	47.0%	50.0%	25.0
Environment and sustainability[3]	Carbon reduction	42.0%	48.0%	51.0%	25.0
	Sustainable finance and investment $bn	200.0	240.0	260.0
Relative TSR[4]		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	25.0
1To be assessed based on RoTE at the end of the performance period. The measure will also be subject to a CET1 underpin. If the CET1 ratio at the end of the performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
2    To be assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2023. This metric will be measured on an organic basis and will exclude changes in Group tangible equity allocation resulting from acquisitions and disposals (and also part-acquisitions or part-disposals) of businesses and is subject to the CET1 underpin outlined above.
3    Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2023 using 2019 as the baseline. A sustainable finance and investment metric will assess cumulative financing provided over the period commencing on
1 January 2020 and ending on 31 December 2023.
4    The peer group for the 2020 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.
5    Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2020 LTI grant size
The Committee is conscious of the external commentary on 'windfall gains' from LTI awards given the impact of the Covid-19 outbreak. The Committee is also aware that a number of investors have expressed their preference that, where executives may benefit from 'windfall gains', the Committee is proactive in considering award levels at the time of grant. Based on the above and discussions with investors and proxy voting agencies, the Committee agreed that the 2020 LTI awards should be subject to a 'windfall gain' adjustment at grant if the share price falls significantly relative to the grant price of the 2019 LTI. This is to ensure reward for our executive Directors aligns with the experience of our shareholders and is reflective of management performance over the performance period. While the share price to be used for the 2020 LTI award is not known at this stage, the Committee agreed that, in line with investor expectations, if the 2020 LTI grant share price experiences a greater than 30% decline since the previous grant, this would be considered a material fall in share price (based on review of historical share price volatility and the impact of significant external macroeconomic events). In such an event, an adjustment percentage equal to half the share price percentage decline will be applied to the awards to mitigate the potential for 'windfall gains'. This approach will apply to the 2020 LTI award to be granted in 2021.
2018 long-term incentive award
The LTI granted in respect of 2018 included an ESG measure based on our objective disclosed in the Strategy Update in June 2018 to achieve an 'Outperformer' rating from ratings provider Sustainalytics. Our 2018 Directors' remuneration report noted that in the event Sustainalytics changed its rating approach, the Committee retained the discretion to review and modify the assessment approach and targets to ensure the assessment approach achieved its original purpose.
Sustainalytics has since revised its methodology and replaced 'performer' ratings with low, medium and high risk ratings. In 2020, the Committee approved a revised assessment approach and targets that aim for HSBC to 'outperform' a set of peers using Sustainalytics' revised risk-based rating as detailed in the table below. The Committee is comfortable that the proposed targets are no more or less difficult to achieve than the original proposed targets.

Performance conditions for LTI awards in respect of 2018
Measures	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
Average RoTE (with CET1 underpin)[1]	10.0%	11.0%	12.0%	75.0
Employer advocacy[2]	65.0%	70.0%	75.0%	12.5
Environmental, social and governance rank[3]	At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	12.5
1If the CET1 ratio at the end of performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
2    To be assessed based on results of the latest employee Snapshot survey question: 'I would recommend this company as a great place to work'.
3    Peer group (in line with TSR peer group for the 2017 LTI, including three additional peers): Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, Deutsche Bank, DBS Group Holdings, J.P. Morgan Chase & Co., Lloyds Banking Group, Standard Chartered, UBS Group, ICBC, Itau and Santander.
Scheme interests awarded during 2020
(Audited)
The table below sets out the scheme interests awarded to Directors in 2020, as disclosed in the 2019 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year.

Scheme awards in 2020
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded[1] £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Ewen Stevenson	LTI deferred shares[2]	% of salary [2]	24 February 2020	2,680	25	476,757	31 December 2022
Noel Quinn	Deferred shares [3]	Annual incentive	24 February 2020	1,134	—	201,702	31 December 2019
	Deferred cash [3]	Annual incentive	24 February 2020	886	—	N/A	31 December 2019
1The face value of the award has been computed using HSBC's closing share price of £5.622 taken on 21 February 2020. LTI awards are subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. On vesting, awards will be subject to a one-year retention period. Awards are subject to malus during the vesting period and clawback for a maximum period of 10 years from the date of the award.
2    In line with regulatory requirements, scheme interests awarded during 2020 were not eligible for dividend equivalents. In accordance with the remuneration policy approved by shareholders at the 2019 AGM, the LTI award was determined at 290% of salary for Ewen Stevenson and the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield of 5% per annum for the vesting period (i.e. £4.393). Noel Quinn did not receive the 2019 LTI award that was granted on 24 February 2020, as he was in the Group Chief Executive role in an interim capacity during 2019.
3    2019 annual incentive award received by Noel Quinn for his role as Chief Executive Officer of Commercial Banking and interim Group Chief Executive. As noted in the Annual Report and Accounts 2019, 60% of his annual incentive award was deferred and in line with regulatory requirements split between cash and shares. The awards will vest in five equal annual instalments between the third and seventh anniversary of the award date. On vesting, the deferred shares will be subject to a one-year retention period. As the deferred share awards are not eligible for dividend equivalents, the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield of 5% per annum for the vesting period (i.e. £4.393).
The above table does not include details of shares issued as part of the fixed pay allowance and shares issued as part of the 2020 annual incentive award that vested on grant and were not subject to any further service or performance conditions. Details of the performance measures and targets for the LTI award in respect of 2019 are set out on the following page.

Performance conditions for LTI awards in respect of 2019
Measures	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE (with CET1 underpin)[1,2]	10.0%	11.0%	12.0%	33.3
Relative TSR[3]	At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	33.3
Customers	Performance will be assessed by the Committee taking into consideration: •customer satisfaction scores at the start and end of the three-year performance period for our global businesses in home and scale markets as per data provided by an independent third party on HSBC’s performance across our products and services; and •progress against customer objectives linked to our strategy over the next three years.			33.3
1To be assessed based on RoTE in the 2022 financial year. The measure will also be subject to a CET1 underpin. If the CET1 ratio at the end of performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.
2    Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
3    The peer group for the 2019 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.
Executive Directors’ interests in shares
(Audited)
The shareholdings of all persons who were executive Directors in 2020, including the shareholdings of their connected persons, at 31 December 2020 (or the date they stepped down from the Board, if earlier) are set out below. The following table shows the comparison of shareholdings with the company shareholding guidelines. There have been no changes in the shareholdings of the executive Directors from 31 December 2020 to the date of this report.
Individuals are given five years from their appointment date to build up the recommended levels of shareholding. Unvested share-based incentives are not normally taken into consideration in assessing whether the shareholding requirement has been met.
The Committee reviews compliance with the shareholding requirement and has full discretion in determining if any unvested shares should be taken into consideration for assessing compliance with this requirement, taking into account shareholder expectations and guidelines. The Committee also has full discretion in determining any penalties for non-compliance.
With regard to the post-employment shareholding requirement, we believe that our remuneration structure achieves the objective of ensuring there is ongoing alignment of executive Directors' interests with shareholder experience post-cessation of their employment due to the following features of the policy:
•Shares delivered to executive Directors as part of the FPA have a five-year retention period, which continues to apply following a departure of an executive Director.
•Shares delivered as part of an annual incentive award are subject to a one-year retention period, which continues to apply following a departure of an executive Director.
•When an executive Director ceases employment as a good leaver under our policy, any LTI awards granted will continue to be released over a period of up to eight years, subject to the outcome of performance conditions.
An executive Director who ceases employment as a good leaver after a tenure of five years will have share interests not subject to further performance conditions equivalent in value to more than 400% of salary assuming they receive a target payout of 50% for LTI awards.
HSBC operates an anti-hedging policy under which individuals are not permitted to enter into any personal hedging strategies in relation to HSBC shares subject to a vesting and/or retention period.

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2020[2] (% of salary)	At 31 Dec 2020
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions[4]	with performance conditions[5]
Executive Directors
Noel Quinn[6]	400%	221%	778,958	—	554,556	—
Ewen Stevenson[6]	300%	265%	545,731	—	728,790	476,757
Group Managing Directors[6]	250%	n/a	n/a	n/a	n/a	n/a
1The gross number of shares is disclosed. A portion of these shares will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2    The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2020 (£3.604).
3    As at 31 December 2020, Noel Quinn and Ewen Stevenson did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4    The amount for Ewen Stevenson reflects the award granted in May 2019, replacing the 2015 to 2018 LTIs forfeited by the Royal Bank of Scotland Group plc (‘RBS’) and is subject to any performance adjustments assessed and disclosed in the relevant Annual Report and Accounts of RBS.
5    LTI awards granted in February 2020 are subject to the performance conditions as set out on page 287.
6    All Group Managing Directors and executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment (Noel Quinn and Ewen Stevenson were appointed on 5 August 2019 and 1 January 2019 respectively).The shareholding guidelines for Group Managing Directors have been updated from 250,000 shares to 250% of reference salary from 1 January 2019 to align with the approach used for executive Directors.
Non-executive Directors
(Audited)
The following table shows the total fees and benefits of non-executive Directors for 2020, together with comparative figures for 2019.

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2020	2019	2020	2019	2020	2019
Kathleen Casey (retired on 24 April 2020)	3,4	78	223	27	9	105	232
Laura Cha	5	587	298	—	—	587	298
Henri de Castries		202	194	1	4	203	198
James Forese	6	160	—	—	—	160	—
Steven Guggenheimer	7	134	—	—	—	134	—
Irene Lee	8	546	454	—	3	546	457
José Antonio Meade Kuribreña		202	157	4	2	206	159
Heidi Miller	9	632	625	7	2	639	627
Eileen Murray	10	120	—	—	—	120	—
David Nish	11	480	230	8	16	488	246
Sir Jonathan Symonds (retired on 18 February 2020)		86	638	20	21	106	659
Jackson Tai	12	355	398	12	57	367	455
Mark Tucker	13	1,500	1,500	52	231	1,552	1,731
Pauline van der Meer Mohr	14	312	265	2	8	314	273
Total (£000)		5,394	4,982	133	353	5,527	5,335
Total ($000)		6,919	6,390	171	453	7,090	6,843
1The Directors' remuneration policy was approved at the 2019 AGM and the new fees became effective from 13 April 2019. Fees include a travel allowance of £4,000 for non-UK based non-executive Directors and for all non-executive Directors effective from 1 June 2019. Given the travel restrictions in place, the Board was unable to travel to attend meetings in person. Therefore, the travel allowance available to all non-executive Directors was pro-rated to reflect the travel required of the Board during 2020.
2    Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3    Appointed as a member of the Group Risk Committee on 17 January 2020.
4    Stepped down as a member of the Financial System Vulnerabilities Committee on 17 January 2020 when the Committee was demised.
5    Includes fees of £423,800 (2019: £104,000) for her role as non-executive Chair and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation. Following approval of the non-executive Chair fee by the Group Remuneration Committee in 2020, Laura also received a pro-rated additional Chair fee of HK$201,639 paid in respect of the period from 6 December to 31 December 2019.
6    Appointed to the Board and a member of the Group Audit Committee, Group Remuneration Committee and Nomination & Corporate Governance Committee on 1 May 2020.
7    Appointed to the Board and as a member of the Group Risk Committee and Nomination & Corporate Governance Committee on 1 May 2020.
8    Includes fees of £344,000 (2019: £260,000) in relation to her roles as a Director, Remuneration Committee Chair, Audit Committee member and Risk Committee member of The Hongkong and Shanghai Banking Corporation Limited. Fees in relation to her role as a Director, Risk Committee Chair and Audit Committee member, and from 28 December 2020 as a member of the Nomination Committee, of Hang Seng Bank Limited.
9    Includes fees of £430,000 (2019: £431,000) in relation to her role as Chair of HSBC North America Holdings Inc.
10     Appointed to the Board and as member of the Group Audit Committee, Group Risk Committee and Nomination & Corporate Governance Committee on 1 July 2020.
11    Appointed as Senior Independent Director, Chair of the Group Audit Committee and member of the Group Risk Committee on 18 February 2020.
12    Stepped down as Chair of the Financial System Vulnerabilities Committee on 17 January 2020 when the Committee was demised.
13    The Group Chairman donated 100% of his 2020 fee to charities in the UK and Hong Kong supporting vulnerable people and in the local response to Covid-19.
14    Appointed as a member of the Group Audit Committee on 19 February 2020.
Total pension entitlements
(Audited)
No employees who served as executive Directors during the year have a right to amounts under any HSBC final salary pension scheme for their services as executive Directors or are entitled to additional benefits in the event of early retirement. There is no retirement age set for Directors, but the normal retirement age for employees is 65.
Payments to past Directors
(Audited)
Details of the 2017 LTI outcome, in which Marc Moses (former Group Chief Risk Officer) and Iain Mackay (former Group Finance Director) participated, are outlined on page 285. No payments were made to, or in respect of, former Directors in the year in excess of the minimum threshold of £50,000 set for this purpose.
Payments for loss of office
(Audited)
No payments for loss of office were made to, or in respect of, former or current Directors in the year.

Non-executive Directors’ interests in shares
(Audited)
The shareholdings of persons who were non-executive Directors in 2020, including the shareholdings of their connected persons, at
31 December 2020, or date of cessation as a Director if earlier, are set out below. Non-executive Directors are expected to meet the shareholding guidelines within five years of the date of their appointment. All non-executive Directors who had been appointed for five years or more at 31 December 2020 met the guidelines except Irene Lee, who has committed to acquiring the remaining shares as soon as possible, and no later than the conclusion of the 2021 AGM.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Kathleen Casey (retired on 24 April 2020)	15,000	15,125
Laura Cha	15,000	16,200
Henri de Castries	15,000	19,251
James Forese (appointed to the Board on 1 May 2020)	15,000	115,000
Steven Guggenheimer (appointed to the Board on 1 May 2020)	15,000	15,000
Irene Lee	15,000	11,904
José Antonio Meade Kuribreña	15,000	15,000
Heidi Miller	15,000	15,700
Eileen Murray (appointed to the Board on 1 July 2020)	15,000	75,000
David Nish	15,000	50,000
Sir Jonathan Symonds (retired on 18 February 2020)	15,000	43,821
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr	15,000	15,000